CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Contractual Commitments [Abstract]
Disclosure of obligations under finance and operating leases
Obligations under finance leases
As at December 31, 2017 the minimum lease payments for the partnership's assets under finance lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	Total
Minimum lease payments	$11	$6	$17
Total finance lease obligations	$11	$6	$17

(c)	Obligations under operating leases
As at December 31, 2017 the minimum lease payments for the partnership's assets under operating lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Minimum lease payments	$107	$267	$274	$648
Total operating lease obligations	$107	$267	$274	$648